Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000032269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Mid Cap Growth Fund
Without Sales Load [Member] | C000032269
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%	8.73%	6.44%	10.42%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%	17.15%	13.15%	14.29%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.03%)	8.66%	6.65%	12.49%